Annual Total Returns - Franklin Growth Fund [BarChart] - Franklin Custodian Funds-31 - Franklin Growth Fund - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	0.63%
Annual Return 2012	13.69%
Annual Return 2013	29.39%
Annual Return 2014	14.88%
Annual Return 2015	1.94%
Annual Return 2016	8.41%
Annual Return 2017	26.82%
Annual Return 2018	(3.39%)
Annual Return 2019	32.17%
Annual Return 2020	30.64%